Schedule of Quarterly Financial Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended											6 Months Ended				12 Months Ended
	Jul. 31, 2020		Jan. 31, 2020	Oct. 31, 2019	Jul. 31, 2019		Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018	Jul. 31, 2018	Apr. 30, 2018	Jul. 31, 2020		Jul. 31, 2019		Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 48,765		$ 38,504	$ 37,862	$ 31,978		$ 29,836	$ 26,177	$ 23,663	$ 22,630	$ 19,064	$ 93,477		$ 61,814		$ 138,180	$ 91,534	$ 58,142
Cost of revenues	22,587		18,373	16,889	14,770		14,038	13,074	12,210	11,048	10,119	41,453		28,808		64,070	46,451	30,471
Gross profit	26,178		20,131	20,973	17,208		15,798	13,103	11,453	11,582	8,945	52,024		33,006		74,110	45,083	27,671
Operating expenses:
Sales and marketing	15,626	[1]	13,370	12,602	10,453	[1]	8,015	9,692	7,844	7,909	5,833	27,852	[1]	18,468	[1]	44,440	31,278	20,954
Research and development	15,292	[1]	10,132	9,534	8,272	[1]	7,366	6,871	5,823	4,941	4,595	26,257	[1]	15,638	[1]	35,304	22,230	16,559
General and administrative	10,953	[1]	6,640	5,557	6,430	[1]	3,909	4,846	2,806	4,217	2,922	17,879	[1]	10,339	[1]	22,536	14,791	8,933
Total operating expenses	41,871		30,142	27,693	25,155		19,290	21,409	16,473	17,067	13,350	71,988		44,445		102,280	68,299	46,446
Loss from operations	(15,693)		(10,011)	(6,720)	(7,947)		(3,492)	(8,306)	(5,020)	(5,485)	(4,405)	(19,964)		(11,439)		(28,170)	(23,216)	(18,775)
Total other income (expense), net			376	789	(353)		209	576	108	206	214					1,021	1,104
Loss before income tax expense	(14,521)		(9,635)	(5,931)	(8,300)		(3,283)	(7,730)	(4,912)	(5,279)	(4,191)	(19,156)		(11,583)		(27,149)	(22,112)	(18,539)
Income tax expense	203		90	158	202		136	75	14	45	60	400		338		586	194	50
Net loss	(14,724)		(9,725)	(6,089)	(8,502)		(3,419)	$ (7,805)	$ (4,926)	$ (5,324)	$ (4,251)	(19,556)		(11,921)		(27,735)	(22,306)	(18,589)
Net loss attributable to non-controlling interest	(232)		(81)	(60)	0							(408)		0		(141)	0	0
Net loss attributable to nCino, Inc.	$ (14,646)		$ (9,644)	$ (6,029)	$ (8,502)		$ (3,419)					$ (19,415)		$ (11,921)		$ (27,594)	$ (22,306)	$ (18,589)
Basic and diluted net loss per share attributable to nCino, Inc.	$ (0.17)		$ (0.12)	$ (0.08)	$ (0.11)		$ (0.05)	$ (0.11)	$ (0.07)	$ (0.07)	$ (0.06)	$ (0.23)		$ (0.16)		$ (0.35)	$ (0.30)	$ (0.27)

[1]	Includes stock-based compensation expense as follows